Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

Income tax expense was $2.7 million and $2.0 million for the three months ended March 31, 2015 and 2014, respectively. The Company’s effective tax rate was 36.7% and 36.2% for the three months ended March 31, 2015 and 2014, respectively.

12. INCOME TAXES

The components of the provision for income taxes for the years ended December 31, 2014,  2013 and 2012 are as follows:

	December 31,
	2014	2013	2012
	(Dollars in thousands)

Current income tax provision	$7,970	$7,446	$5,067
Deferred income tax expense (benefit)	395	(540)	(687)
Total income tax provision	$8,365	$6,906	$4,380

The provision for income taxes differs from the amount computed by applying the federal income tax statutory rates of 35% to income from continuing operations for the year ended December 31, 2014,  35% for the year ended December 31, 2013 and 34% for the year ended December 31, 2012, as follows:

	December 31,
	2014	2013	2012
	(Dollars in thousands)

Taxes calculated at statutory rate	$8,087	$6,831	$4,391
Increase (decrease) resulting from:
State tax expense, net of federal effect	209	174	119
Non-deductible expenses	35	65	58
Incentive stock compensation expense	34	5	9
Bargain purchase gain	-	-	(197)
Change in applicable statutory rate	-	(211)	-
Other, net	-	42	-
Income tax provision—as reported	$8,365	$6,906	$4,380

Significant deferred tax assets and liabilities at  the dates indicated were as follows:

	December 31,
	2014	2013
	(Dollars in thousands)

Deferred tax assets:
Allowance for credit losses	$5,462	$5,727
Net operating loss carryforward	1,862	1,969
Nonqualified stock options	1,229	882
Acquired deposit valuation allowance	392	114
Acquired loan valuation allowance	1,415	348
Pre-opening expenses	167	191
Real estate acquired by foreclosure write-downs	609	443
Unrealized loss on available-for-sale securities	-	68
Other	437	254
Total deferred tax assets	11,573	9,996
Deferred tax liabilities:
Depreciable assets	239	335
Unrealized gain on available-for-sale securities	572	-
Deferred loan costs	658	568
Goodwill and core deposit intangibles	1,630	240
Other	6	-
Total deferred tax liabilities	3,105	1,143
Net deferred tax asset	$8,468	$8,853

The deferred tax asset is evaluated by management on an ongoing basis to determine if a valuation allowance is required. Assessing the need for a valuation allowance requires that management evaluate all evidence, both negative and positive, to determine whether a valuation allowance is needed. Based on management’s analysis of the evidence, no valuation allowance was required to be recorded against the net deferred tax asset of $8.5 million at December 31, 2014. The deferred tax assets are primarily supported by future reversals of existing timing differences and the generation of future taxable income.

Net operating loss carryfowards for federal income tax purposes were $5.3 million and $5.6 million at December 31, 2014 and 2013, respectively. The carryforwards expire beginning in 2032.

The Company files income tax returns in the U.S. federal jurisdiction and the Texas state jurisdiction, and we will file in the Kentucky and California state jurisdictions beginning with the 2014 income tax return. As of December 31, 2014 and 2013, the Company had identified no unrecognized tax benefits related to returns with open periods subject to examination. The Company is subject to examination from 2003 forward for federal income tax returns and from 2010 forward for state income tax returns. The Company’s policy is that it recognizes interest and penalties as a component of income tax expense. As of December 31, 2014 and 2013, the Company had no accrued interest or penalties.